Fair Value (Fair Value on a Nonrecurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	$ 1,591	$ 1,162
Impaired collateral-dependent loans	6,331	10,996
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	1,591	1,162
Impaired collateral-dependent loans	$ 6,331	$ 10,996